Note 4 - Accounts Receivable	12 Months Ended
Oct. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4.      Accounts Receivable

As of October 31	2013	2012
Trade accounts receivable	$27,778	$35,484
Other receivables(a)	1,706	11,179
	29,484	46,663
Allowance for doubtful accounts	(28)	(175)
Accounts receivable	$29,456	$46,488

(a) Other receivables as of October 31, 2012, include a one-time settlement receivable of $8.3 million related to certain litigation matters.